FINANCIAL RISK MANAGEMENT - Schedule of Maturities of Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks		£ 76,420	£ 73,257	£ 55,130
Financial assets at fair value through profit or loss	[1]	206,771	191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks and reverse repurchase agreements		10,533	10,746	9,775
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		28,137	27,603
Other assets	[1]	15,449	16,846
Total assets		886,525	871,269
Liabilities
Deposits from banks and repurchase agreements		37,732	31,465
Customer deposits and repurchase agreements		477,384	460,068
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Debt securities in issue		71,552	87,397
Other liabilities		19,947	20,347
Subordinated liabilities		13,108	14,261	£ 17,130
Total liabilities		833,373	821,856
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		76,420	73,257
Financial assets at fair value through profit or loss		206,771	191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks and reverse repurchase agreements		10,533	10,746
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		28,137	27,603
Other assets		35,990	34,633
Total assets		886,525	871,269
Liabilities
Deposits from banks and repurchase agreements		37,732	31,465
Customer deposits and repurchase agreements		477,384	460,068
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Debt securities in issue		71,552	87,397
Liabilities arising from insurance and investment contracts		168,463	154,512
Other liabilities		23,951	24,194
Subordinated liabilities		13,108	14,261
Total liabilities		833,373	821,856
Up to 1 month | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		76,420	73,256
Financial assets at fair value through profit or loss		10,706	8,085
Derivative financial instruments		1,607	1,332
Loans and advances to banks and reverse repurchase agreements		4,922	5,372
Loans and advances to customers and reverse repurchase agreements		28,385	27,200
Debt securities		19	118
Financial assets at amortised cost		33,326	32,690
Financial assets at fair value through other comprehensive income		341	51
Other assets		1,509	1,810
Total assets		123,909	117,224
Liabilities
Deposits from banks and repurchase agreements		2,369	8,590
Customer deposits and repurchase agreements		457,032	431,235
Financial liabilities at fair value through profit or loss		5,711	3,618
Derivative financial instruments		1,674	1,481
Debt securities in issue		4,020	6,565
Liabilities arising from insurance and investment contracts		1,532	1,321
Other liabilities		3,721	5,644
Subordinated liabilities		21	0
Total liabilities		476,080	458,454
1-3 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	1
Financial assets at fair value through profit or loss		8,280	8,168
Derivative financial instruments		804	1,028
Loans and advances to banks and reverse repurchase agreements		541	1,391
Loans and advances to customers and reverse repurchase agreements		23,526	23,432
Debt securities		1,217	18
Financial assets at amortised cost		25,284	24,841
Financial assets at fair value through other comprehensive income		598	272
Other assets		1,200	901
Total assets		36,166	35,211
Liabilities
Deposits from banks and repurchase agreements		386	2,500
Customer deposits and repurchase agreements		6,259	13,354
Financial liabilities at fair value through profit or loss		4,921	6,809
Derivative financial instruments		826	1,373
Debt securities in issue		5,555	6,489
Liabilities arising from insurance and investment contracts		2,076	1,763
Other liabilities		2,876	1,821
Subordinated liabilities		0	0
Total liabilities		22,899	34,109
3-6 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		6,093	7,446
Derivative financial instruments		633	1,092
Loans and advances to banks and reverse repurchase agreements		663	1,170
Loans and advances to customers and reverse repurchase agreements		26,107	27,322
Debt securities		19	0
Financial assets at amortised cost		26,789	28,492
Financial assets at fair value through other comprehensive income		122	569
Other assets		185	433
Total assets		33,822	38,032
Liabilities
Deposits from banks and repurchase agreements		363	384
Customer deposits and repurchase agreements		3,165	3,368
Financial liabilities at fair value through profit or loss		2,439	3,755
Derivative financial instruments		470	911
Debt securities in issue		5,476	6,881
Liabilities arising from insurance and investment contracts		2,921	2,573
Other liabilities		631	453
Subordinated liabilities		96	587
Total liabilities		15,561	18,912
6-9 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		2,840	1,428
Derivative financial instruments		304	504
Loans and advances to banks and reverse repurchase agreements		383	217
Loans and advances to customers and reverse repurchase agreements		15,684	16,092
Debt securities		71	0
Financial assets at amortised cost		16,138	16,309
Financial assets at fair value through other comprehensive income		322	349
Other assets		528	153
Total assets		20,132	18,743
Liabilities
Deposits from banks and repurchase agreements		177	104
Customer deposits and repurchase agreements		2,056	2,328
Financial liabilities at fair value through profit or loss		1,969	944
Derivative financial instruments		341	585
Debt securities in issue		6,320	4,655
Liabilities arising from insurance and investment contracts		2,894	2,542
Other liabilities		1,024	439
Subordinated liabilities		0	0
Total liabilities		14,781	11,597
9-12 months | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		878	1,132
Derivative financial instruments		309	374
Loans and advances to banks and reverse repurchase agreements		395	50
Loans and advances to customers and reverse repurchase agreements		13,270	12,088
Debt securities		305	0
Financial assets at amortised cost		13,970	12,138
Financial assets at fair value through other comprehensive income		1,552	255
Other assets		147	418
Total assets		16,856	14,317
Liabilities
Deposits from banks and repurchase agreements		223	0
Customer deposits and repurchase agreements		1,296	1,825
Financial liabilities at fair value through profit or loss		224	13
Derivative financial instruments		352	311
Debt securities in issue		4,129	3,435
Liabilities arising from insurance and investment contracts		3,312	3,159
Other liabilities		778	728
Subordinated liabilities		0	0
Total liabilities		10,314	9,471
1-2 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		1,784	2,420
Derivative financial instruments		947	1,068
Loans and advances to banks and reverse repurchase agreements		791	0
Loans and advances to customers and reverse repurchase agreements		32,096	30,342
Debt securities		220	1,651
Financial assets at amortised cost		33,107	31,993
Financial assets at fair value through other comprehensive income		3,029	3,423
Other assets		515	653
Total assets		39,382	39,557
Liabilities
Deposits from banks and repurchase agreements		353	278
Customer deposits and repurchase agreements		4,883	3,909
Financial liabilities at fair value through profit or loss		212	365
Derivative financial instruments		1,105	1,363
Debt securities in issue		10,152	12,001
Liabilities arising from insurance and investment contracts		10,606	9,488
Other liabilities		567	648
Subordinated liabilities		1,307	1,528
Total liabilities		29,185	29,580
2-5 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		7,553	5,193
Derivative financial instruments		1,997	3,021
Loans and advances to banks and reverse repurchase agreements		2,836	2,544
Loans and advances to customers and reverse repurchase agreements		77,714	73,562
Debt securities		2,735	1,089
Financial assets at amortised cost		83,285	77,195
Financial assets at fair value through other comprehensive income		8,861	11,289
Other assets		948	1,010
Total assets		102,644	97,708
Liabilities
Deposits from banks and repurchase agreements		33,784	19,362
Customer deposits and repurchase agreements		2,326	3,341
Financial liabilities at fair value through profit or loss		1,748	1,648
Derivative financial instruments		1,962	2,893
Debt securities in issue		22,496	29,867
Liabilities arising from insurance and investment contracts		30,663	27,132
Other liabilities		743	845
Subordinated liabilities		6,464	4,929
Total liabilities		100,186	90,017
Over 5 years | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		168,637	157,297
Derivative financial instruments		15,450	21,194
Loans and advances to banks and reverse repurchase agreements		2	2
Loans and advances to customers and reverse repurchase agreements		283,006	288,805
Debt securities		2,249	2,529
Financial assets at amortised cost		285,257	291,336
Financial assets at fair value through other comprehensive income		13,312	11,395
Other assets		30,958	29,255
Total assets		513,614	510,477
Liabilities
Deposits from banks and repurchase agreements		77	247
Customer deposits and repurchase agreements		367	708
Financial liabilities at fair value through profit or loss		5,899	5,494
Derivative financial instruments		11,330	18,396
Debt securities in issue		13,404	17,504
Liabilities arising from insurance and investment contracts		114,459	106,534
Other liabilities		13,611	13,616
Subordinated liabilities		5,220	7,217
Total liabilities		£ 164,367	£ 169,716

[1]	See note 1 regarding changes to presentation.